5. Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Face value of note	$ 142,750
Intrinsic value of fixed conversion element	115,129
Unamortized discount	(107,618)
Net balance	150,261	$ 0
Convertible Notes Payable 1
Face value of note	27,500
Intrinsic value of fixed conversion element	20,833
Unamortized discount	(20,137)
Net balance	28,196
Convertible Notes Payable 2
Face value of note	56,250
Intrinsic value of fixed conversion element	46,023
Unamortized discount	(42,160)
Net balance	60,113
Convertible Notes Payable 3
Face value of note	27,000
Intrinsic value of fixed conversion element	22,091
Unamortized discount	(20,229)
Net balance	28,862
Convertible Notes Payable 4
Face value of note	32,000
Intrinsic value of fixed conversion element	26,182
Unamortized discount	(25,092)
Net balance	$ 33,090